Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt balances
The following table summarizes long-term debt balances as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
9% Senior Unsecured Notes due 2018	$200,000	$—
Unamortized discount	(1,784)	—
9% Senior Unsecured Notes due 2018, net	198,216	—
Senior Secured Loan	—	348,400
Senior Secured Credit Facility due 2017	198,500	—
Less: current maturities	(7,281)	(1,325)
Total long-term debt	$389,435	$347,075

Schedule of redemption price percentage for notes
On and after May 15, 2015, the Issuers are entitled to redeem all or a portion of the 2018 Notes upon providing not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as a percentage of principal amount on the redemption date), plus accrued and unpaid interest, if any, to the applicable redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date), if redeemed during the 12-month period commencing on May 15 of the years set forth in the table below.

Year	Percentage
2015	104.50%
2016	102.25%
2017 and thereafter	100.00%

Schedule of carrying values and estimated fair values of debt instruments

	Carrying Value	Estimated Fair Value
9% Senior Unsecured Notes due 2018	$198,216	$208,127
Senior Secured Credit Facility	198,500	200,485
Total	$396,716	$408,612